Asset Retirement Obligation (Tables)	12 Months Ended
Dec. 31, 2013
Asset Retirement Obligation [Abstract]
Changes in Asset Retirement Obligations [Table Text Block]
The following shows the changes in asset retirement obligations:

Asset retirement obligations, January 1, 2012	$908,790
Liabilities incurred during the period	347,018
Liabilities settled during the period	(1,427)
Accretion	81,770
Asset retirement obligations, December 31, 2012	1,336,151
Liabilities acquired	1,251,511
Liabilities incurred during the period	56,825
Liabilities settled during the year	(96,465)
Accretion	139,779
Asset retirement obligations, December 31, 2013	$2,687,801